Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Earnings Per Share

	2025	2024	2023
Income attributable to Shell plc shareholders ($ million)	17,837	16,094	19,359

Weighted average number of shares used as the basis for determining:
Basic earnings per share (million of shares)	5,890.8	6,299.6	6,733.5
Diluted earnings per share (million of shares)	5,948.6	6,363.7	6,799.8